SUPPLEMENT DATED JANUARY 27, 2009
TO

PROSPECTUS DATED APRIL 25, 2007
FOR FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE AND
FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Allianz Global Investors Fund Management LLC is the new investment adviser for the OpCap Portfolios, replacing OpCap Advisors LLC. Nicholas-Applegate Capital Management LLC is the sub-adviser to NACM Small Cap Portfolio.

Please retain this supplement with your prospectus for future reference.